Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Accounts Receivable
	As of December 31,
	2011	2010

Accounts receivables	$119,010,218	$68,891,244
Less : allowance for doubtful accounts	(604,217)	(226,936)

	$118,406,001	$68,664,308

Allowance for doubtful accounts

	As of December 31,
	2011	2010

Balance at beginning of year	$226,936	$144,397
Allowance for doubtful accounts	367,989	78,068
Translation adjustment	9,292	4,471

Balance at end of year	$604,217	$226,936